Average Annual Total Returns - Large Cap US Equity Select ETF	Large Cap US Equity Select ETF 1 Year	Large Cap US Equity Select ETF Since Inception	Large Cap US Equity Select ETF Inception Date	Large Cap US Equity Select ETF After tax on distributions 1 Year	Large Cap US Equity Select ETF After tax on distributions Since Inception	Large Cap US Equity Select ETF After tax on distributions and sale of fund shares 1 Year	Large Cap US Equity Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze US Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze US Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq US 500 Large Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	12.74%	11.60%	Jun. 20, 2017	11.83%	10.83%	7.44%	8.70%	13.45%	12.29%	21.42%	16.11%	18.40%	15.23%